Unaudited interim condensed consolidated statement of changes in shareholders' equity - EUR (€)	Share capital	Premiums related to share capital	Net profit (loss)	Translation reserves	Reserves	Total
Balance at the beginning at Dec. 31, 2022	€ 421,000	€ 173,886,000	€ (54,274,000)	€ (271,000)	€ (74,286,000)	€ 45,476,000
Net loss for the period			(55,269,000)			(55,269,000)
Remeasurement of defined benefit plans					(14,000)	(14,000)
Currency translation differences				104,000		104,000
Total comprehensive loss			(55,269,000)	104,000	(14,000)	(55,179,000)
Appropriation of net income (loss)			54,274,000		(54,274,000)
Share-based payment compensation expenses					2,046,000	2,046,000
BSA share warrants subscription premium					2,000	2,000
Treasury shares					10,000	10,000
Other					(22,000)	(22,000)
Balance at the end at Jun. 30, 2023	421,000	173,886,000	(55,269,000)	(168,000)	(126,537,000)	(7,667,000)
Balance at the beginning at Dec. 31, 2022	421,000	173,886,000	(54,274,000)	(271,000)	(74,286,000)	€ 45,476,000
Balance at the end (in shares) at Dec. 31, 2023						52,115,807
Balance at the end at Dec. 31, 2023	521,158	201,862,263	(110,426,000)	596,000	(124,584,000)	€ (32,032,000)
Net loss for the period			(49,029,000)			(49,029,000)
Remeasurement of defined benefit plans					74,000	74,000
Currency translation differences				(220,000)		(220,000)
Total comprehensive loss			(49,029,000)	(220,000)	74,000	(49,175,000)
Appropriation of net income (loss)			110,426,000		(110,426,000)
Share-based payment compensation expenses					2,238,000	2,238,000
BSA share warrants subscription premium	4,000	(4,000)			6,000	6,000
Treasury shares					(138,000)	(138,000)
Other					41,000	€ 41,000
Balance at the end (in shares) at Jun. 30, 2024						52,477,188
Balance at the end at Jun. 30, 2024	€ 524,772	€ 201,858,649	€ (49,029,000)	€ 375,000	€ (232,789,000)	€ (79,060,000)